UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2021

Item #1. Reports to Stockholders.

INDEX	Applied Finance Core Fund, Applied Finance Explorer Fund and Applied Finance Select Fund

ANNUAL REPORT

For the year ended April 30, 2021

APPLIED FINANCE FUNDS

Applied Finance Core Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

ANNUAL REPORT

Applied Finance Core Fund

Management's Discussion of Fund Performance (Unaudited)

For the year ended April 30, 2021, the Applied Finance Core Fund’s (the “Fund”) Investor Class shares (AFALX) returned 53.41% and Institutional Class shares (AFAZX) returned 53.94%. In the same period, the Morningstar US Large-Mid Value Index returned 40.20%

If our capitalism based, free enterprise driven economy can continue to unleash its power, the future will remain bright, and the upward bias of the equity market should hold true. The Applied Finance Core Fund emphasizes the following core concepts:

1.Buying companies trading below our estimate of their intrinsic value;

2.Avoiding wealth destroying management teams, and

3.Investing across a broad range of economic sectors.

In fiscal 2021 (the year ended April 30, 2021), the Fund outperformed its benchmark in most economic sectors apart from Energy, Industrials and Communication Services, while the best relative outperformance came from Financials, Utilities, Technology, and Consumer Discretionary. Ally Financials (ALY), Discover Financial Services (DFS), AES Corp (AES), ON Semiconductor (ON), Zebra Technology (ZBRA), Toll Brothers (TOL), Kohl’s Corp (KSS), were among the best performing in those sectors.

On the other hand, Energy, Industrials, and Communication Services were detractors to the Fund’s performance in the fiscal year, with Valero Energy (VLO), Kinder Morgan (KMI), Leidos Holdings (LDOS), Allison Transmission Holdings (ALSN), Verizon Communications (VZ), AMC Networks (AMCX) materially underperforming their respective sector benchmarks.

The Fund’s fiscal 2020 spanned through another extraordinary 12-month period for the U.S. and the world, which ended with the U.S. and Europe largely opening with the help of the Covid vaccine roll out, while many developing countries apart from China, are still struggling with the ongoing COVID-19 virus mutations and resurgences. The overriding themes for equity investment of the past 12 months, however, centered around business reopening, economic recovery, and lately inflation expectations. Investors’ growing confidence in a relatively quick recovery, boosted by extraordinary actions from central banks and national governments around the world that injected a significant amount of monetary and fiscal stimulus into the worldwide economies, have resulted in outstanding returns of the worldwide equity markets in the past 12 months. Further, unlike a

ANNUAL REPORT

Applied Finance Core Fund

Management’s Discussion & Analysis (Unaudited) - continued

typical economic recession when almost everyone gets hurt, many industries have benefited tremendously from the pandemic, and the largest firms have overwhelmingly performed well or better than their smaller rivals, as they had better resources to adapt.

The November election brought in a White House and Senate controlled by Democrats, which trigged hopes for a more aggressive fiscal stimulus that became reality in February when the U.S. passed the bigger than expected $1.9 trillion Covid relief bill. Together with the U.S. Fed’s commitment to keeping the Fed fund rates at near 0% until 2023, the U.S. equity market reached new highs. Separately, the 10 Year U.S. Treasury yield has also risen from ~0.86% to ~1.60% since November, fueling worries for higher inflation, higher interest rates, and higher required rates of return for equities. The Biden administration’s plan to raise the corporate tax rate, increase capital gains taxes for wealthy U.S. citizens, and borrow more to fund a massive “infrastructure” plan, adds more uncertainty to the growth momentum of the U.S. economy in the midterm. With the S&P 500® now nearly 30% higher from its 2019-year end, we believe the typical S&P 500® constituent suffers from a “stretchy valuation”. The prospect of rising interest rates and lower growth prospects of the macro economy will only make the valuation even less appealing, should they become true. That said, if the currently higher inflation rate is indeed transitory, and laws regarding tax hikes fail to pass, the overall equity market could remain at elevated levels for a while. After all, the GDP growth will be quite robust in 2021 and likely in 2022, and companies’ recent earnings results have consistently surprised to the upside.

Looking into the rest of 2021 and beyond, the abundant vaccine availability should ensure fast economic growth in the U.S. for the foreseeable future. Investors will be keenly focused on the midterm implication of inflation and growth trajectory, awaiting to assess the new normalcy. The Fund will remain steady fast in executing its strategy of owning undervalued stocks with commendable wealth creation track record with broad economic sector exposures.

We thank you for placing your investments and confidence in the Fund.

ANNUAL REPORT

Applied Finance Core Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE CORE FUND INVESTOR CLASS SHARES VS. MORNINGSTAR US LARGE-MID VALUE INDEX

$40
$35
$30
$25
$20
$15
$10
$5
Thousands
$31,031
$26,564
04/30/11
04/30/12
04/30/13
04/30/14
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21

Past performance is not predictive of future performance.

	Average Annual Return
	One Year Ended 4/30/2021	Five Years Ended 4/30/2021	Ten Years Ended 4/30/2021
Applied Finance Core Fund - Investor	53.41%	15.85%	11.99%
Applied Finance Core Fund - Institutional	53.94%	16.15%	12.27%
Morningstar® US Large-Mid Value Index:	40.20%	11.40%	10.26%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

ANNUAL REPORT

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	25.46%
Financials	17.35%
Consumer Discretionary	13.89%
Health Care	12.94%
Consumer Staples	8.14%
Industrial	7.10%
Materials	4.06%
Utilities	3.55%
Real Estate	2.83%
Communication Services	2.28%
Telecommunications	1.04%
Energy	0.46%
Exchange Traded Funds:
Large Cap	0.01%
Money Market Fund	0.54%
Total Investments	99.65%

Applied Finance Core Fund

Portfolio Compositionas of April 30, 2021 (unaudited)

Applied Finance Core Fund

Schedule of InvestmentsApril 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
99.10%	COMMON STOCKS

2.28%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	6,759	$616,353
	Charter Communications, Inc. - Class A*	854	575,126
			1,191,479

13.89%	CONSUMER DISCRETIONARY
	AutoZone, Inc.*	413	604,682
	Booking Holdings Inc.*	200	493,216
	BorgWarner Inc.	15,933	774,025
	Darden Restaurants, Inc.	3,008	441,334
	Hanesbrands Inc.	42,843	902,274
	Hasbro, Inc.	3,986	396,408
	Kohl’s Corp.	8,635	506,529
	Marriott International, Inc. - Class A*	3,700	549,524
	O’Reilly Automotive, Inc.*	1,343	742,518
	PulteGroup, Inc.	15,141	895,136
	Toll Brothers, Inc.	15,276	957,805
			7,263,451

8.14%	CONSUMER STAPLES
	Church & Dwight Co., Inc.	6,606	566,398
	The JM Smucker Co.	4,755	622,857
	Monster Beverage Corp.*	7,906	767,277
	Tyson Foods, Inc. - Class A	6,890	533,630
	Unilever N.V.	5,804	340,811
	Walgreens Boots Alliance, Inc.	17,019	903,709
	Walmart Inc.	3,748	524,383
			4,259,065

0.46%	ENERGY
	Chevron Corporation	2,338	240,978

17.35%	FINANCIALS
	Ally Financial Inc.	18,788	966,643
	American Express Co.	4,786	733,933
	Ameriprise Financial, Inc.	3,915	1,011,636
	Capital One Financial Corp.	7,020	1,046,542
	Discover Financial Services	6,000	684,000
	Huntington Bancshares Inc.	27,286	418,021
	JPMorgan Chase & Co.	3,098	476,503

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2021

		Shares	Fair Value
	Morgan Stanley	9,602	$792,645
	PNC Financial Services Group, Inc.	2,948	551,129
	Prudential Financial, Inc.	10,581	1,061,909
	S&P Global Inc.	1,296	505,945
	The Travelers Companies, Inc.	2,564	396,548
	Truist Financial Corp.	7,194	426,676
			9,072,130
12.94%	HEALTH CARE
	AbbVie Inc.	6,390	712,485
	Amgen Inc.	2,512	601,976
	Anthem, Inc.	1,984	752,710
	Centene Corp.*	5,935	366,427
	Cerner Corp.	7,372	553,269
	HCA Healthcare, Inc.	4,350	874,611
	Johnson & Johnson	3,366	547,749
	Merck & Co., Inc.	8,111	604,269
	Molina Healthcare, Inc.*	3,376	861,218
	Novartis AG	1,731	147,550
	Stryker Corp.	2,822	741,142
			6,763,406

7.10%	INDUSTRIAL
	Allison Transmission Holdings, Inc.	12,204	506,100
	Raytheon Technologies Corp.	4,974	414,036
	Sensata Technologies Holding PLC*	12,693	732,894
	TransDigm Group Inc.*	928	569,551
	Union Pacific Corp.	2,751	610,970
	United Rentals, Inc.*	1,319	422,014
	Verisk Analytics, Inc.	2,431	457,514
			3,713,079

25.46%	INFORMATION TECHNOLOGY
	Alphabet Inc. - Class A*	369	868,441
	Arrow Electronics, Inc.*	7,373	841,038
	Broadcom Inc.	2,012	917,874
	CDW Corp.	4,376	780,372
	Cisco Systems, Inc.	6,848	348,632
	Fidelity National Information Services, Inc.	3,902	596,616
	Fiserv, Inc.*	5,293	635,795
	FleetCor Technologies, Inc.*	2,069	595,293
	Intel Corp.	10,470	602,339
	Jabil Inc.	17,774	931,713

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	KLA Corp.	3,437	$1,083,858
	Leidos Holdings, Inc.	5,161	522,706
	Mastercard Inc. - Class A	1,820	695,349
	ON Semiconductor Corp.*	29,636	1,155,804
	Qorvo, Inc.*	4,904	922,786
	Visa Inc. - Class A	2,818	658,172
	The Western Union Co.	20,194	520,197
	Zebra Technologies Corp.*	1,306	636,988
			13,313,973

4.06%	MATERIALS
	Celanese Corp. - Class A	6,180	968,097
	LyondellBasell Industries N.V.	3,374	350,019
	The Sherwin-Williams Co.	2,940	805,178
			2,123,294

2.83%	REAL ESTATE
	Medical Properties Trust, Inc.	24,004	529,288
	Omega Healthcare Investors, Inc.	10,510	399,380
	VEREIT, Inc.	11,468	548,629
			1,477,297

1.04%	TELECOMMUNICATIONS
	Verizon Communications Inc.	9,434	545,191

3.55%	UTILITIES
	The AES Corp.	29,071	808,755
	Public Service Enterprise Group Inc.	5,924	374,160
	UGI Corp.	7,666	335,081
	Vistra Energy Corp.	19,988	337,198
			1,855,194

99.10%	TOTAL COMMON STOCKS
	(Cost: $31,614,796)		51,818,537

	EXCHANGE TRADED FUNDS

0.01%	LARGE CAP
	Applied Finance Valuation Large Cap ETF*	200	5,005

0.01%	TOTAL EXCHANGE TRANDED FUNDS
	(Cost: $5,000)		5,005

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2021

		Shares	Fair Value
0.54%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**	281,268	$281,268

0.54%	TOTAL MONEY MARKET FUND
	(Cost: $281,268)		281,268

99.65%	TOTAL INVESTMENTS
	(Cost: $31,901,064)		52,104,810
0.35%	Other assets, net of liabilities		180,856
100.00%	NET ASSETS - 100.00%		$52,285,666

*Non-income producing

** Effective 7 day yield as of April 30, 2021

ANNUAL REPORT

Applied Finance Explorer Fund

Management's Discussion of Fund Performance (Unaudited)

For the fiscal year ended April 30, 2021, the Applied Finance Explorer Fund (the “Fund”) Investor Class shares (AFDVX) returned 90.87% and the Fund’s Institutional Class shares (AFDZX) returned 91.26%. In the same period, the Morningstar US Small Cap Index returned 72.55%.

The Fund utilizes a systematic investment process that emphasizes the following core concepts:

1.Buying companies trading below our estimate of their intrinsic value;

2.Avoiding wealth destroying management teams, and

3.Investing across a broad range of economic sectors.

The Fund had an exceptional year as the Federal Reserve monetary policies coupled with fiscal stimulus by the U.S. Government helped the stock market recover from the drop in equity markets in March 2020 due to COVID-19. The small cap universe especially benefitted from the stock market boom with the Fund’s benchmark returning over 72%, which the Fund outperformed by over 18%, returning approximately 91%.

With holdings in over 100 stocks, the Fund’s efforts in diversification were rewarded with several notable winners delivering outsize returns. Among these outsize winners were fund holdings in the Consumer Discretionary sector such as Scientific Games (SGMS) and Penn National Gaming (PENN) as investors looked past the COVID-19 induced lockdown to the reopening. The Industrial and Financial sectors also did well as the stimulus and federal reserve monetary policy helped. Energy was the Fund’s worst performing sector with Comstock Resources (CRK) last year’s outperformer, underperforming this year.

The Fund’s fiscal 2021 (year ended April 30, 2021) spanned through another extraordinary 12-month period for the U.S. and the world, which ended with the U.S. and Europe largely opening with the help of the Covid vaccine roll out, while a large part of the developing countries apart from China, are still struggling with the ongoing COVID-19 virus mutations and resurgences. The overriding themes for equity investment of the past 12 months, however, centered around business reopening, economic recovery, and lately inflation expectations. Investors’ growing confidence in a relatively quick recovery, boosted by extraordinary actions from central banks and national governments around the world that injected a significant amount of monetary and fiscal stimulus into the worldwide

ANNUAL REPORT

Applied Finance Explorer Fund

Management's Discussion and Analysis (Unaudited) - continued

economies, have resulted in outstanding returns of the worldwide equity markets in the past 12 months. Further, unlike a typical economic recession when almost everyone gets hurt, many industries have benefited tremendously from the pandemic, and the largest firms have overwhelmingly performed well or better than their smaller rivals, as they had better resources to adapt.

The November election brought in a White House and Senate controlled by Democrats, which trigged hopes for a more aggressive fiscal stimulus that became reality in February when the U.S. passed the bigger than expected $1.9 trillion Covid relief bill. Together with the U.S. Fed’s commitment to keeping the Fed fund rates at near 0.0% until 2023, the U.S. equity market reached new highs. Separately, the 10 Yr. US Treasury yield has also risen from ~0.86% to ~1.60% since November, fueling worries for higher inflation, higher interest rates, and higher required rates of return for equities. The Biden administration’s plan to raise the corporate tax rate, increase capital gains taxes for wealthy U.S. citizens, and borrow more to fund a massive “infrastructure” plan, adds more uncertainty to the growth momentum of the U.S. economy in the midterm. The prospects of rising interest rates and lower growth prospect of the macro economy will only make the valuation even less appealing, should they become true. That said, if the currently higher inflation rate is indeed transitory, and laws regarding tax hikes fail to pass, the overall equity market could remain at elevated levels for a while. After all, the GDP growth will be quite robust in 2021 and likely in 2022, and companies’ recent earnings results have consistently surprised to the upside.

Looking into the rest of 2021 and beyond, the abundant vaccine availability should ensure fast economic growth in the U.S. for the foreseeable future. Investors will be keenly focused on the midterm implication of inflation and growth trajectory, awaiting to assess the new normalcy. The Fund will remain steady fast in executing its strategy of owning undervalued stocks with commendable wealth creation track record with broad economic sector exposures.

We thank you for placing your investments and confidence in the Fund.

ANNUAL REPORT

Applied Finance Explorer Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE EXPLORER FUND INSTITUTIONAL CLASS SHARES VS. MORNINGSTAR US SMALL CAP INDEX

$20
$18
$16
$14
$12
$10
$8
Thousands
$19,721
$18,688
06/11/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21

Past performance is not predictive of future performance.

Applied Finance Explorer Fund Institutional Class Shares

Morningstar US Small Cap Index

	Average Annual Return
	One Year Ended 4/30/2021	Five Years Ended 4/30/2021	Since Inception 6/11/15 to 4/30/21	Since Inception 6/30/15 to 4/30/21
Applied Finance Explorer Fund - Institutional	91.26%	17.09%	12.23%	N/A
Applied Finance Explorer Fund - Investor	90.87%	16.78%	N/A	12.26%
Morningstar US Small Cap Index	72.55%	14.96%	11.21%	11.65%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Morningstar US Small Cap Index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

*Return figures reflect any change in price per share and assume the reinvestment if all dividends.

ANNUAL REPORT

Applied Finance Explorer Fund

Portfolio Compositionas of April 30, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	19.87%
Health Care	15.57%
Consumer Discretionary	14.61%
Industrial	14.36%
Information Technology	10.93%
Materials	6.51%
Real Estate	6.50%
Energy	3.68%
Consumer Staples	3.26%
Communication Services	2.36%
Utilities	1.41%
Exchange Traded Funds:
Small Cap	0.30%
Money Market Fund	2.06%
Total Investments	101.42%

Applied Finance Explorer Fund

Schedule of InvestmentsApril 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
99.06%	COMMON STOCKS

2.36%	COMMUNICATION SERVICES
	Meredith Corp.*	42,243	$1,313,757
	Vonage Holdings Corp.*	111,696	1,513,481
			2,827,238

14.61%	CONSUMER DISCRETIONARY
	Adtalem Global Education Inc.*	7,000	240,170
	Asbury Automotive Group, Inc.*	7,180	1,426,020
	At Home Group, Inc.*	40,443	1,277,190
	Big Lots, Inc.	15,300	1,054,782
	Group I Automotive Inc.	7,539	1,237,602
	Installed Building Products, Inc.	9,585	1,290,620
	Malibu Boats, Inc.*	14,571	1,214,638
	MarineMax, Inc.*	21,237	1,206,262
	Meritage Homes Corp.*	11,707	1,245,508
	Patrick Industries, Inc.	14,728	1,319,629
	Penn National Gaming Inc.*	5,436	484,456
	Rent-A-Center, Inc	21,077	1,212,981
	Scientific Games Corp.*	29,925	1,751,211
	Taylor Morrison Home Corp.*	35,527	1,108,798
	The Goodyear Tire and Rubber Co.*	15,000	258,150
	WW International*	42,020	1,165,635
			17,493,652

3.26%	CONSUMER STAPLES
	Bellrings Brands, Inc.*	34,546	890,941
	Darling Ingredients Inc.*	13,283	922,504
	Sprouts Farmers Market, Inc.*	39,955	1,023,247
	TreeHouse Foods, Inc.*	22,320	1,062,432
			3,899,124

3.68%	ENERGY
	Antero Resources Corp.*	107,589	970,453
	CNX Resources Corp.*	65,883	884,150
	Comstock Resources*	100,318	550,746
	EQT Corp.*	46,403	886,297
	PDC Energy Inc.*	5,000	182,550
	SM energy Co.	49,076	775,401
	Whiting Petroleum Corp.*	4,000	160,280
			4,409,877

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2021

		Shares	Fair Value
19.87%	FINANCIALS
	Arbor Realty Trust, Inc.	63,717	$1,126,517
	Brightsphere Investment Group, Inc.	54,259	1,221,371
	Chimera Investment Corp.	93,774	1,232,190
	CIT Group Inc.	22,517	1,199,931
	Cowen Inc.	34,789	1,373,818
	Encore Capital Group, Inc.*	31,401	1,235,315
	Enova International, Inc.*	43,584	1,492,316
	Federated Investors, Inc.	40,024	1,152,691
	Flagstar Bancorp, Inc.	26,739	1,244,433
	Hilltop Holdings Inc.	29,750	1,047,200
	Merchants Bancorp	25,951	1,058,541
	Navient Corp.	73,103	1,230,323
	New Residential Investment Corp.	93,172	998,804
	PennyMac Financial Services, Inc.	19,436	1,170,241
	PJT Partners, Inc.*	14,596	1,073,244
	Preferred Bank	18,361	1,203,380
	Premier Financial Corp.	39,069	1,234,190
	SLM Corp.	63,364	1,245,736
	Victory Capital Holdings, Inc.	36,769	1,020,340
	Virtus Investment Partners	4,538	1,240,961
			23,801,542

15.57%	HEALTH CARE
	AMN Healthcare Services, Inc.*	9,583	759,932
	Avidity Biosciences LLC*	39,965	936,780
	Coherus BioSciences Inc.*	52,658	779,338
	Collegium Pharmaceutical Inc.*	34,200	762,660
	Corcept Therapeutics Inc.*	25,816	588,347
	Emergent BioSolutions, Inc.*	7,613	464,241
	The Ensign Group, Inc.	8,320	714,272
	Fulgent Genetics, Inc.*	10,953	843,600
	Innoviva, Inc.*	72,591	831,167
	Ironwood Pharmaceuticals, Inc.*	101,044	1,115,526
	MEDNAX, Inc.*	34,968	920,358
	Medpace Holdings, Inc.*	6,542	1,110,046
	NuVasive, Inc.*	17,381	1,241,872
	Owens & Minor, Inc.	25,050	904,054
	Patterson Companies, Inc.	23,256	747,448
	Premier Inc. Class A	27,880	985,558
	Prestige Consumer Healthcare Inc.*	15,915	693,257
	Supernus Pharmaceuticals, Inc.*	24,879	757,565

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	Tenet Healthcare Corp.*	16,056	$951,479
	Tivity Health, Inc.*	36,154	874,204
	United Therapeutics Corp.*	4,518	910,648
	Vanda Pharmaceuticals, Inc.*	45,750	759,450
			18,651,802

14.36%	INDUSTRIAL
	American Woodmark Corp.*	12,532	1,246,433
	Atlas Air Worldwide Holdings*	20,601	1,399,014
	Beacon Roofing Supply Inc.*	24,146	1,360,144
	Builders FirstSource, Inc.*	25,857	1,258,460
	EMCOR Group, Inc.	10,375	1,242,925
	GMS Inc.*	29,974	1,310,164
	GrafTech International Ltd.	96,088	1,222,239
	Herc Holdings, Inc.*	13,816	1,458,970
	Hillenbrand, Inc.	24,930	1,223,814
	Matson, Inc.*	2,500	163,325
	REV Group, Inc.*	74,615	1,360,978
	Schneider National, Inc.	47,348	1,147,242
	UFP Industries, Inc.	18,215	1,530,789
	Werner Enterprises, Inc.	27,528	1,272,619
			17,197,116

10.93%	INFORMATION TECHNOLOGY
	Avaya Holdings Corp.*	29,214	840,487
	AXOS Financial, Inc.*	27,475	1,240,496
	Corsair Gaming, Inc.*	20,552	681,915
	CSG Systems International, Inc.	19,604	901,588
	Digital Turbine*	13,618	1,027,206
	Diodes Inc.*	9,965	765,412
	Insight Enterprises, Inc.*	9,413	944,783
	j2 Global, Inc.*	6,561	793,881
	Methode Electronics Inc.	18,904	849,357
	NETGEAR, Inc.*	21,022	782,229
	Rambus Inc.*	34,182	648,774
	Ribbon Communications, Inc.*	93,900	633,825
	Sanmina Corp.*	26,231	1,071,274
	Synaptics Inc.*	5,580	780,475
	Ultra Clean Holdings Inc.*	22,106	1,128,953
			13,090,655

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2021

		Shares	Fair Value
6.51%	MATERIALS
	Arconic Corp.*	60,423	$1,728,098
	Boise Cascade Co.	21,501	1,434,547
	Cleanwater Paper Corp.	34,432	1,152,095
	Element Solutions Inc.*	75,237	1,646,186
	Ingevity Corporation	23,470	1,832,538
			7,793,464

6.50%	REAL ESTATE
	Brandywine Realty Trust	93,691	1,267,639
	Corecivic Inc.*	116,732	907,008
	GEO Group Inc.	118,930	655,304
	Global Net Lease, Inc.	53,500	1,027,200
	Office Properties Income Trust	43,643	1,211,093
	Piedmont Office Realty Trust, Inc.*	61,062	1,136,974
	Realogly Holdings Corp.*	91,182	1,575,625
			7,780,843

1.41%	UTILITIES
	Brookfield Infrastructure Corp.	16,179	1,165,373
	PNM Resources Inc.	10,614	523,907
			1,689,280

99.06%	TOTAL COMMON STOCKS
	(Cost: $97,183,321)		118,634,593

0.30%	EXCHANGE TRADED FUNDS

0.30%	SMALL CAP
	iShares Russell 2000 ETF	900	202,401
	iShares Russell 2000 Growth ETF	500	153,305
			355,706

0.30%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $212,820)		355,706

2.06%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**	2,473,531	2,473,531

2.06%	TOTAL MONEY MARKET FUND
	(Cost: $2,473,531)		2,473,531

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Fair Value
101.42%	TOTAL INVESTMENTS
	(Cost: $99,869,672)	$121,463,830
-1.42%	Liabilities in excess of other assets	(1,702,779)
100.00%	NET ASSETS	$119,761,051

*Non-income producing

**Effective 7 day yield as of April 30, 2021

ANNUAL REPORT

Applied Finance Select Fund

Management's Discussion of Fund Performance (Unaudited)

For the year ended April 30, 2021, the Applied Finance Select Fund’s (the “Fund”) Investor Class (AFVLX) and Institutional Class (AFVZX) shares returned 55.30% and 55.70%, respectively. For the same period, the Morningstar US Large-Mid Value Index returned 40.20%

Applied Finance Select Fund emphasizes the following core concepts:

1.Identify companies trading at a discount to our estimate of the company’s intrinsic value.

2.

Identify companies trading at a discount to its sector peers in the S&P 500® index.

3.Identify companies exhibiting superior quality traits as defined by our research team, such as good wealth. creation track record, strong competitive advantage, low correlation with other fund holdings.

4.Sector neutral to the S&P 500® index and is rebalanced every quarter.

5.Targeting discretionary annual turnover below 20%.

Our execution of those rules delivered outperformance relative to our benchmark through fiscal 2021 (the fiscal year ended April 30, 2021). The Fund outperformed its benchmark in most economic sectors except for Energy and Materials, while the best relative outperformance came from Technology, Consumer Discretionary, and Industrials. Apple (AAPL), HP Inc (HPQ), Darden Restaurants (DRI), Aptiv Plc (APTV), Quanta Services (PWR), Alaska Air (ALK), were among the best performing in those sectors.

On the other hand, Energy and Materials were detractors to the Fund’s performance in the fiscal year, with Ecolab (ECL), Chevron (CVX) materially underperforming their respective sector benchmarks.

The Fund during the fiscal year made one change to its Technology holdings by replacing Nvidia Corp (NVDA) with Kla Corp (KLAC) in August 2020. After a significant increase in its share price as NVDA benefitted from the work from home trend during the pandemic, we felt the risk/reward proposition was no longer attractive for Nvidia. We were delighted to be able to initiate a Buy position in Kla (KLAC), a high-quality tech company with what we believe are sustainable growth prospects in the Semi-conductor industry, with attractive valuation potential. KLAC has so far significantly outperformed NVDA shares since the Fund made the change.

Applied Finance Select Fund

Management’s Discussion & Analysis (Unaudited) - continued

ANNUAL REPORT

The Fund’s fiscal 2020 spanned through another extraordinary 12-month period for the U.S. and the world, which ended with the U.S. and Europe largely opening with the help of the Covid vaccine roll out, while many developing countries apart from China, are still struggling with the ongoing COVID-19 virus mutations and resurgences. The overriding themes for equity investment of the past 12 months, however, centered around business reopening, economic recovery, and lately inflation expectations. Investors’ growing confidence in a relatively quick recovery, boosted by extraordinary actions from central banks and national governments around the world that injected a significant amount of monetary and fiscal stimulus into the worldwide economies, have resulted in outstanding returns of the worldwide equity markets in the past 12 months. Further, unlike a typical economic recession when almost everyone gets hurt, many industries have benefited tremendously from the pandemic, and the largest firms have overwhelmingly performed well or better than their smaller rivals, as they had better resources to adapt.

The November election brought in a White House and Senate controlled by Democrats, which trigged hopes for a more aggressive fiscal stimulus that became reality in February when the U.S. passed the bigger than expected $1.9 trillion Covid relief bill. Together with the U.S. Fed’s commitment to keeping the Fed fund rates at near 0% until 2023, the U.S. equity market reached new highs. Separately, the 10 Yr. US Treasury yield has also risen from ~0.86% to ~1.60% since November, fueling worries for higher inflation, higher interest rates, and higher required rates of return for equities. The Biden administration’s plan to raise the corporate tax rate, increase capital gains taxes for wealthy U.S. citizens, and borrow more to fund a massive “infrastructure” plan, adds more uncertainty to the growth momentum of the US economy in the midterm. With the S&P 500® now nearly 30% higher from its 2019-year end, we believe the typical S&P 500® constituent suffers from a “stretchy valuation”. The prospects of rising interest rates and lower growth prospect of the macro economy will only make the valuation even less appealing, should they become true. That said, if the currently higher inflation rate is indeed transitory, and laws regarding tax hikes fail to pass, the overall equity market could remain at elevated levels for a while. After all, the GDP growth will be quite robust in 2021 and likely in 2022, and companies’ recent earnings results have consistently surprised to the upside.

Looking into the rest of 2021 and beyond, the abundant vaccine availability should ensure fast economic growth in the U.S. for the foreseeable future. Investors will be keenly focused on the midterm implication of inflation and growth trajectory, awaiting to assess the new normalcy.

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion & Analysis (Unaudited) - continued

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that: can thrive amid disruptions; have sustainable competitive advantages in the fast-changing economy; enjoy a strong balance sheet; and command attractive valuations relative to their sector peers. These core principles have served us well in this pandemic driven market dislocation. Most of the companies the Fund owns have navigated these unchartered waters better than their industry peers, have ample liquidity to survive an extremely depressing revenue environment, and have enhanced their business model to achieve sustainable, higher profitability. Further, they have and continue to gain market share in the post COVID-19 world. We believe this conviction in valuation aided by a deep understanding of companies’ businesses allow us to own better companies in our universe, which should help the Fund outperform its benchmark consistently.

We thank you for placing your investments and confidence in the Fund.

ANNUAL REPORT

Applied Finance Select Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE SELECT FUND INVESTOR CLASS SHARES VS. MORNINGSTAR LARGE-MID VALUE INDEX

$20
$18
$16
$14
$12
$10
Thousands
$19,508
$15,013
02/01/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21

Past performance is not predictive of future performance.

Applied Finance Select Fund Investor Class Shares

Morningstar Large-Mid Value Index

	Average Annual Return
	One Year Ended 4/30/2021	Since Inception 2/1/2017 to 4/30/2021	Since Inception 2/3/2017 to 4/30/2021
Applied Finance Select Fund - Investor	55.30%	17.06%	N/A
Applied Finance Select Fund - Institutional	55.70%	N/A	17.29%
Morningstar Large-Mid Value Index	40.20%	10.05%	9.76%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

ANNUAL REPORT

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	30.28%
Consumer Discretionary	15.56%
Financials	11.66%
Health Care	10.71%
Industrial	8.64%
Consumer Staples	8.31%
Telecommunication Services	2.50%
Materials	2.49%
Utilities	2.44%
Energy	2.40%
Real Estate	2.39%
Exchange Traded Funds:
Large Cap	1.55%
Money Market Fund	0.83%
Total Investments	99.76%

Applied Finance Select Fund

Portfolio Compositionas of April 30, 2021 (unaudited)

Applied Finance Select Fund

Schedule of InvestmentsApril 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
97.38%	COMMON STOCKS

15.56%	CONSUMER DISCRETIONARY
	Aptiv PLC*	47,374	$6,816,645
	Darden Restaurants, Inc.	49,411	7,249,582
	LKQ Corp.*	156,725	7,320,625
	Lowe’s Cos., Inc.	34,490	6,768,663
	Target Corp.	33,715	6,987,771
	The Walt Disney Co.*	40,071	7,454,007
			42,597,293

8.31%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	19,447	4,673,503
	CVS Health Corp.	57,633	4,403,161
	Tyson Foods, Inc. - Class A	58,844	4,557,468
	Walgreens Boots Alliance, Inc.	90,023	4,780,221
	Walmart Inc.	31,039	4,342,666
			22,757,019

2.40%	ENERGY
	Chevron Corp.	21,545	2,220,643
	ConocoPhillips	42,103	2,153,147
	Valero Energy Corp.	29,908	2,211,996
			6,585,786

11.66%	FINANCIALS
	The Allstate Corp.	35,452	4,495,314
	Ameriprise Financial, Inc.	18,014	4,654,818
	Bank of America Corp.	113,806	4,612,557
	Capital One Financial Corp.	36,489	5,439,780
	JPMorgan Chase & Co.	27,919	4,294,221
	The Travelers Cos., Inc.	27,539	4,259,182
	Unum Group	147,621	4,171,769
			31,927,641

10.71%	HEALTH CARE
	Alexion Pharmaceuticals, Inc.*	27,765	4,683,400
	Danaher Corp.	18,603	4,724,046
	McKesson Corp.	20,573	3,858,672
	Merck & Co., Inc.	47,352	3,527,724

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2021

		Shares	Fair Value
	Pfizer, Inc.	109,109	$4,217,063
	Stryker Corp.	16,054	4,216,262
	Thermo Fisher Scientific Inc.	8,685	4,083,948
			29,311,115

8.64%	INDUSTRIAL
	Alaska Air Group, Inc.*	56,635	3,915,744
	Cummins Inc.	14,644	3,690,874
	Quanta Services, Inc.	46,348	4,479,071
	Roper Technologies, Inc.	8,853	3,952,333
	Stanley Black & Decker, Inc.	19,218	3,973,706
	Union Pacific Corp.	16,423	3,647,384
			23,659,112

30.28%	INFORMATION TECHNOLOGY
	Alphabet Inc. - Class A*	3,421	8,051,324
	Apple Inc.	64,920	8,534,383
	Cisco Systems, Inc.	164,133	8,356,011
	Facebook, Inc. - Class A*	23,045	7,491,469
	Fiserv, Inc.*	66,039	7,932,605
	HP Inc.	279,042	9,518,123
	Intel Corp.	134,744	7,751,822
	International Business Machines Corp.	59,276	8,410,079
	KLA Corp.	26,592	8,385,787
	Mastercard Inc. - Class A	22,167	8,469,124
			82,900,727

2.49%	MATERIALS
	CF Industries Holdings, Inc.	70,970	3,451,271
	Ecolab Inc.	14,992	3,360,007
			6,811,278

2.39%	REAL ESTATE
	Host Hotels & Resorts, Inc.*	360,184	6,540,941

2.50%	TELECOMMUNICATION SERVICES
	Verizon Communications Inc.	118,281	6,835,459

2.44%	UTILITIES
	DTE Energy Co.	23,702	3,318,754
	Public Service Enterprise Group Inc.	52,753	3,331,879
			6,650,633

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
97.38%	TOTAL COMMON STOCKS
	(Cost: $187,859,438)		$266,577,004

1.55%	EXCHANGE TRADED FUNDS

1.55%	LARGE CAP
	iShares Russell 1000 Value ETF	7,000	1,102,850
	SPDR S&P 500 ETF	7,500	3,129,750
			4,232,600

1.55%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $3,897,078)		4,232,600

0.83%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**
	(Cost: $2,275,824)	2,275,824	2,275,824

99.76%	TOTAL INVESTMENTS
	(Cost: $194,032,340)		273,085,428
0.24%	Other assets, less liabilities		664,318
100.00%	NET ASSETS		$273,749,746

*Non-income producing

**Effective 7 day yield as of April 30, 2021

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Assets and Liabilities

APPLIED FINANCE FUNDS

April 30, 2021

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at fair value*	$52,104,810	$121,463,830	$273,085,428
Cash and cash equivalents	127,769	—	—
Receivable for capital stock sold	40,728	558,277	787,529
Dividends and interest receivable	51,561	32,533	219,058
Tax reclaims receivable	34,980	—	—
Prepaid expenses	28,688	37,773	38,042
TOTAL ASSETS	52,388,536	122,092,413	274,130,057

LIABILITIES
Payable for securities purchased	5,000	1,973,009	—
Payable for capital stock redeemed	34,091	288,183	275,161
Accrued investment management fees	25,314	50,204	76,710
Accrued 12b-1 fees	1,918	6,276	3,649
Accrued administrative, accounting and transfer agent fees	7,744	7,474	17,455
Accrued professional fees	26,357	—	—
Other accrued expenses	2,446	6,216	7,336
TOTAL LIABILITIES	102,870	2,331,362	380,311
NET ASSETS	$52,285,666	$119,761,051	$273,749,746

Net Assets Consist of:
Paid-in-capital	$33,186,611	$98,043,384	$191,287,822
Distributable earnings (deficit)	19,099,055	21,717,667	82,461,924
Net Assets	$52,285,666	$119,761,051	$273,749,746

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$39,543,405	$79,646,891	$252,690,105
Investor Class	12,742,261	40,114,160	21,059,641
Total	$52,285,666	$119,761,051	$273,749,746
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	2,355,800	4,600,273	13,567,973
Investor Class	767,157	2,333,367	1,136,087
Total	3,122,957	6,933,640	14,704,060
Net Asset Value Per Share
Institutional Class	$16.79	$17.31	$18.62
Investor Class	16.61	17.19	18.54
Short-Term Redemption Fee Price Per Share(A)
Institutional Class	$16.45	$16.96	$18.25
Investor Class	16.28	16.85	18.17

*Identified cost of	$31,901,064	$99,869,672	$194,032,340

(A)Applied Finance Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Operations

APPLIED FINANCE FUNDS

For the year ended April 30, 2021

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends	$738,071	$429,129	$3,337,752
Interest	301	201	496
Total investment income	738,372	429,330	3,338,248
EXPENSES
Investment management fees (Note 2)	402,907	488,255	1,746,383
Rule 12b-1 and servicing fees (Note 2)
Investor Class	28,279	30,888	35,024
Recordkeeping and fund administrative services (Note 2)	31,079	27,685	115,744
Accounting fees (Note 2)	18,894	15,850	80,269
Custody fees	9,432	9,042	20,043
Transfer agent fees (Note 2)	39,102	14,514	45,058
Professional fees	39,869	29,952	69,697
Filing and registration fees	75,000	41,000	60,000
Trustees fees	3,439	1,864	16,547
Compliance fees	6,073	5,180	12,686
Shareholder services and reports	16,603	6,273	30,666
Shareholder servicing (Note 2)
Institutional Class	18,151	22,028	151,744
Investor Class	18,789	22,895	23,982
Insurance	4,122	2,913	7,414
Interest Expense	833	—	296
Other	7,252	13,868	26,738
Total expenses	719,824	732,207	2,442,291
Management fee waivers (Note 2)	(265,422)	(333,261)	(951,652)
Net expenses	454,402	398,946	1,490,639
Net investment income (loss)	283,970	30,384	1,847,609

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,305,904)	4,472,161	5,260,399
Net realized gain (loss) on call options	(34,139)	—	—
Net increase (decrease) in unrealized appreciation (depreciation) of investments	20,225,928	19,853,409	80,149,323
Net increase (decrease) in unrealized appreciation (depreciation) of call options purchased	32,939	—	—
Net realized and unrealized gain (loss) on investments and call options purchased	18,918,824	24,325,570	85,409,722
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$19,202,794	$24,355,954	$87,257,331

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Changes in Net Assets

APPLIED FINANCE FUNDS

April 30, 2021

	Applied Finance Core Fund				Applied Finance Explorer Fund				Applied Finance Select Fund
	Years ended April 30,				Years ended April 30,				Years ended April 30,
	2021		2020		2021		2020		2021		2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$283,970		$629,262		$30,384		$150,723		$1,847,609		$1,436,841
Net realized gain (loss) on investments	(1,340,043)		5,275,457		4,472,161		(4,138,895)		5,260,399		(356,030)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and call options purchased	20,258,867		(12,964,870)		19,853,409		787,659		80,149,323		(6,356,935)
Increase (decrease) in net assets from operations	19,202,794		(7,060,151)		24,355,954		(3,200,513)		87,257,331		(5,276,124)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(3,212,491)		(2,129,706)		(99,768)		(134,188)		(2,509,832)		(1,137,709)
Investor Class	(1,137,061)		(663,801)		(17,112)		(14,910)		(166,352)		(71,014)
Decrease in net assets from distributions	(4,349,552)		(2,793,507)		(116,880)		(149,098)		(2,676,184)		(1,208,723)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	3,709,938		5,966,157		54,437,292		3,550,161		89,580,418		82,835,206
Investor Class	597,676		3,155,416		35,072,778		1,912,702		8,510,087		6,119,096
Shares received from merger
Institutional Class	3,029,609		—		—		—		—		—
Investor Class	2,879,176		—		—		—		—		—
Distributions reinvested
Institutional Class	3,043,768		2,010,663		64,823		85,876		1,419,126		582,060
Investor Class	1,104,146		617,299		15,094		9,729		116,775		52,313
Shares redeemed
Institutional Class	(9,547,542	)(A)	(41,834,349	)(A)	(5,472,410	)(A)	(5,646,800	)(A)	(43,496,986	)(A)	(24,018,301)
Investor Class	(4,766,990	)(B)	(7,877,161	)(B)	(5,447,083	)(B)	(542,733	)(B)	(2,507,441	)(B)	(2,587,021)
Increase (decrease) in net assets from capital stock transactions	49,781		(37,961,975)		78,670,494		(631,065)		53,621,979		62,983,353

NET ASSETS
Increase (decrease) during period	14,903,023		(47,815,633)		102,909,568		(3,980,676)		138,203,126		56,498,506
Beginning of period	37,382,643		85,198,276		16,851,483		20,832,159		135,546,620		79,048,114
End of period	$52,285,666		$37,382,643		$119,761,051		$16,851,483		$273,749,746		$135,546,620

(A)Includes redemption fees of:	$836		$1,683		$6,557		$10,008		$27,735		$15,074
(B)Includes redemption fees of:	$5		$3,356		$15,177		$727		$2,424		$1,395

APPLIED FINANCE CORE FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

33

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE CORE FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$11.99		$14.22		$17.77		$15.64		$13.20
Investment activities
Net investment income (loss)(1)	0.10		0.15		0.10		0.08		0.10
Net realized and unrealized gain (loss) on investments and options contracts purchased	6.11		(1.62)		0.22		2.60		3.25
Total from investment activities	6.21		(1.47)		0.32		2.68		3.35
Distributions
Net investment income	(0.13)		(0.02)		(0.09)		(0.08)		(0.13)
Net realized gain	(1.28)		(0.74)		(3.78)		(0.47)		(0.78)
Total distributions	(1.41)		(0.76)		(3.87)		(0.55)		(0.91)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—		—
Net asset value, end of year	$16.79		$11.99		$14.22		$17.77		$15.64
Total Return	53.94%		(11.38%)		5.15%		17.10%		25.87%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.52	%(B)	1.44	%(B)	1.30	%(B)	1.29	%(B)	1.40	%(B)
Expenses, net of management fee waivers and reimbursements	0.95	%(C)	0.96	%(C)	0.97	%(C)	0.97	%(C)	1.03	%(C)
Net investment income (loss)	0.70%		1.07%		0.61%		0.49%		0.70%
Portfolio turnover rate	14.95%		29.91%		50.69%		75.46%		70.65%
Net assets, end of year (000’s)	$39,543		$28,082		$69,710		$76,749		$63,035

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.52%, 1.43%, 1.28%, 1.27%, and 1.32% for the years ended April 30, 2021 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2021 through April 30, 2017, respectively.

APPLIED FINANCE CORE FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

35

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE CORE FUND

Financial Highlights

	Investor Class Shares(2)
	Years ended April 30,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$11.94		$14.17		$17.74		$15.63		$13.19
Investment activities
Net investment income (loss)(1)	0.06		0.12		0.06		0.04		0.06
Net realized and unrealized gain (loss) on investments and options contracts purchased	6.06		(1.61)		0.21		2.59		3.25
Total from investment activities	6.12		(1.49)		0.27		2.63		3.31
Distributions
Net investment income	(0.17)		—		(0.07)		(0.05)		(0.09)
Net realized gain	(1.28)		(0.74)		(3.78)		(0.47)		(0.78)
Total distributions	(1.45)		(0.74)		(3.85)		(0.52)		(0.87)
Paid-in capital from redemption fees	—	(A)	—	(A)	0.01		—		—
Net asset value, end of year	$16.61		$11.94		$14.17		$17.74		$15.63
Total Return	53.41%		(11.54%)		4.89%		16.79%		25.53%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.88	%(B)	1.79	%(B)	1.63	%(B)	1.55	%(B)	1.58	%(B)
Expenses, net of management fee waivers and reimbursements	1.20	%(C)	1.21	%(C)	1.21	%(C)	1.22	%(C)	1.28	%(C)
Net investment income (loss)	0.45%		0.85%		0.27%		0.24%		0.45%
Portfolio turnover rate	14.95%		29.91%		42.66%		75.46%		70.65%
Net assets, end of year (000’s)	$12,742		$9,301		$15,488		$99,497		$56,511

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Investor Class shares were previously Retail Class shares. Effective September 15, 2017, the Retail Class shares were reorganized into Investor Class shares.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.88%, 1.78%, 1.61%, 1.53%, and 1.50% for the years ended April 30, 2021 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2021 through April 30, 2017, respectively.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

37

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$9.09		$10.89		$11.94		$10.71		$8.96
Investment activities
Net investment income (loss)(1)	0.02		0.09		0.06		—	(2)	—	(2)
Net realized and unrealized gain (loss) on investments	8.26		(1.81)		(0.11)		1.46		1.75
Total from investment activities	8.28		(1.72)		(0.05)		1.46		1.75
Distributions
Net investment income	(0.06)		(0.09)		(0.02)		—		—
Net realized gain	—		—		(0.98)		(0.23)		—
Total distributions	(0.06)		(0.09)		(1.00)		(0.23)		—
Paid-in capital from redemption fees	—	(2)	0.01		—	(2)	—		—
Net asset value, end of year	$17.31		$9.09		$10.89		$11.94		$10.71
Total Return	91.26%		(15.88%)		0.68%		13.67%		19.53%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.61	%(A)	1.90	%(A)	1.82	%(A)	1.97	%(A)	2.71	%(A)
Expenses, net of management fee waivers and reimbursements	0.86	%(B)	0.83	%(B)	0.83	%(B)	0.94	%(B)	1.23	%(B)
Net investment income (loss)	0.15%		0.82%		0.51%		0.04%		(0.05%)
Portfolio turnover rate	42.02%		228.89%		107.77%		82.63%		73.93%
Net assets, end of year (000’s)	$79,647		$13,360		$18,151		$13,883		$9,172

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.01 per share.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.58%, 1.90%, 1.82%, 1.97%, and 2.62%, for the years ended April 30, 2021 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83%, 0.82%, 0.83%, 0.94%, and 1.14%, for the years ended April 30, 2021 through April 30, 2017, respectively.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

39

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See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$9.02		$10.80		$11.86		$10.67		$8.95
Investment activities
Net investment income (loss)(1)	(0.02)		0.07		0.03		(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	8.19		(1.80)		(0.11)		1.45		1.75
Total from investment activities	8.17		(1.73)		(0.08)		1.42		1.72
Distributions
Net investment income	(0.02)		—		—		—		—
Net realized gain	—		(0.05)		(0.98)		(0.23)		—
Total distributions	(0.02)		(0.05)		(0.98)		(0.23)		—
Paid-in capital from redemption fees	0.02		—	(C)	—	(C)	—		—
Net asset value, end of year	$17.19		$9.02		$10.80		$11.86		$10.67
Total Return	90.87%		(16.10%)		0.38%		13.34%		19.22%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.96	%(A)	2.34	%(A)	2.23	%(A)	2.42	%(A)	2.96%
Expenses, net of management fee waivers and reimbursements	1.11	%(B)	1.08	%(B)	1.08	%(B)	1.22	%(B)	1.48%
Net investment income (loss)	(0.13%)		0.64%		0.24%		(0.24%)		(0.30%)
Portfolio turnover rate	42.02%		228.89%		107.77%		82.63%		73.93%
Net assets, end of year (000’s)	$40,114		$3,491		$2,682		$2,314		$2,703

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.93%, 2.34%, 2.23%, 2.42%, and 2.87%, for the years ended April 30, 2021 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08%, 1.08%, 1.08%, 1.22%, and 1.39%, for the years ended April 30, 2021 through April 30, 2017, respectively.

(C)Less than $0.01 per share.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

41

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

Institutional Class Shares
Years ended April 30,	Period February 3, 2017* to April 30, 2017
2021	2020	2019	2018
Net asset value, beginning of period	$12.11	$12.77	$11.76	$10.30	$10.02
Investment activities
Net investment income (loss)(1)	0.15	0.16	0.14	0.10	0.01
Net realized and unrealized gain (loss) on investments	6.56	(0.70)	1.01	1.62	0.27
Total from investment activities	6.71	(0.54)	1.15	1.72	0.28
Distributions
Net investment income	(0.14)	(0.12)	(0.06)	(0.07)	—
Net realized gain	(0.06)	—	(A)	(0.08)	(0.19)	—
Total distributions	(0.20)	(0.12)	(0.14)	(0.26)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—	—
Net asset value, end of period	$18.62	$12.11	$12.77	$11.76	$10.30
Total Return**	55.70%	(4.34%)	10.02%	16.66%	2.79%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.23%	1.27%	1.31%	1.67%	3.31%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.76%	0.95%
Net investment income (loss)	0.97%	1.27%	1.14%	0.82%	0.56%
Portfolio turnover rate**	13.89%	9.66%	42.05%	211.64%	131.67%
Net assets, end of period (000’s)	$252,690	$126,669	$73,018	$30,752	$489

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

43

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

Investor Class Shares
Years ended April 30,	Period February 1, 2017* to April 30, 2017
2021	2020	2019	2018
Net asset value, beginning of period	$12.07	$12.73	$11.75	$10.30	$10.00
Investment activities
Net investment income (loss)(1)	0.11	0.13	0.10	0.08	0.01
Net realized and unrealized gain (loss) on investments	6.53	(0.70)	1.01	1.60	0.29
Total from investment activities	6.64	(0.57)	1.11	1.68	0.30
Distributions
Net investment income	(0.11)	(0.09)	(0.06)	(0.04)	—
Net realized gain	(0.06)	—	(A)	(0.08)	(0.19)	—
Total distributions	(0.17)	(0.09)	(0.14)	(0.23)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	0.01	—	—
Net asset value, end of period	$18.54	$12.07	$12.73	$11.75	$10.30
Total Return**	55.30%	(4.54%)	9.80%	16.36%	3.00%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.57%	1.66%	1.72%	2.30%	3.56%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.07%	1.20%
Net investment income (loss)	0.71%	1.03%	0.86%	0.71%	0.31%
Portfolio turnover rate**	13.89%	9.66%	42.05%	211.64%	131.67%
Net assets, end of period (000’s)	$21,060	$8,877	$6,030	$4,302	$3,067

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial StatementsApril 30, 2021

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Core Fund, the Applied Finance Explorer Fund, and the Applied Finance Select Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Core Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Core Fund (“Core Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Core Fund was reorganized into Investor Class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations with respect to Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations with respect to Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Core, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Core Fund
Common Stocks	$51,818,537	$—	$—	$51,818,537
Exchange Traded Funds	5,005	—	—	5,005
Money Market Fund	281,268	—	—	281,268
	$52,104,810	$—	$—	$52,104,810

Explorer Fund
Common Stocks	$118,634,593	$—	$—	$118,634,593
Exchange Traded Funds	355,706	—	—	355,706
Money Market Fund	2,473,531	—	—	2,473,531
	$121,463,830	$—	$—	$121,463,830

Select Fund
Common Stocks	$266,577,004	$—	$—	$266,577,004
Exchange Traded Funds	4,232,600	—	—	4,232,600
Money Market Fund	2,275,824	—	—	2,275,824
	$273,085,428	$—	$—	$273,085,428

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2017-2020) for Core Fund and Explorer Fund, and since inception for Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2021 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2021, there were no such reclassifications.

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.

Derivatives

The Core Fund may utilize derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Core Fund. The Core Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Core Fund held no derivatives at April 30, 2021.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended April 30, 2021 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Core	Purchased Options - Call	$(34,139)	$32,939

*Statement of Operations location: Net realized gain (loss) on call options purchased and call options written, respectively.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased and call options written, respectively.

The previously disclosed derivative instruments outstanding as of April 30, 2020 and their effect on the Statement of Operations for the year ended April 30, 2021 serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the year:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Core	Purchased Options	$105,450

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the

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Notes to Financial Statements - continuedApril 30, 2021

underlying security (or increases the proceeds on the security sold short) and the Core Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Core Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Core Fund is recorded as an asset in the Core Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Core Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Core Fund is recorded in the Core Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Core Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Applied Finance Advisors, LLC (the “Advisor”), provides investment services for an annual fee on the average daily net assets of the Funds.

The Advisor earned and waived management fees, and reimbursed Fund expenses for the year ended April 30, 2021 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Core	0.90%	$402,907	$265,422	$—
Explorer	1.14%	488,255	333,261	—
Select	0.90%	1,746,383	951,652	—

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Core Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within three years following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to August 31, 2021 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of April 30, 2021, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2022	2023	2024	Total
Core	$452,898	$308,634	$265,422	$1,026,954
Explorer	187,498	208,540	333,261	729,299
Select	345,316	607,307	951,652	1,904,275

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended April 30, 2021, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Core	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$28,279 18,789 18,151
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	30,888 22,895 22,028
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	35,024 23,982 $151,744

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended April 30, 2021, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Core	$28,319	$35,666	$15,346
Explorer	25,402	11,729	13,437
Select	104,062	29,834	65,622

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2021 were as follows:

Fund	Purchases	Sales
Core	$6,577,089	$10,664,973
Explorer	96,629,788	18,143,710
Select	77,321,971	26,597,166

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended April 30, 2021 and for the year ended April 30, 2020 were as follows:

Core Fund
	Year ended April 30, 2021	Year ended April 30, 2020
Distributions paid from:
Ordinary income	$427,880	$863,226
Accumulated net realized gain on investments	3,921,672	1,930,281
	$4,349,552	$2,793,507

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

Explorer Fund
	Year ended April 30, 2021	Year ended April 30, 2020
Distributions paid from:
Ordinary income	$116,880	$149,098
Accumulated net realized gain on investments	—	—
	$116,880	$149,098

Select Fund
	Year ended April 30, 2021	Year ended April 30, 2020
Distributions paid from:
Ordinary income	$1,800,255	$1,208,436
Accumulated net realized gain on investments	875,929	287
	$2,676,184	$1,208,723

As of April 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Core Fund	Explorer Fund	Select Fund
Undistributed net investment income	$284,069	$88,242	$2,309,986
Undistributed long-term captial gains on investments	—	84,912	1,197,258
Accumulated net realized loss on investments	(1,367,706)	—	—
Net unrealized appreciation of investments and foreign currency	20,182,692	21,544,513	78,954,680
	$19,099,055	$21,717,667	$82,461,924

Losses incurred after October 31 (Post October capital and currency losses) within the taxable year are deemed to arise on the first day of the next taxable year. There were no post-October capital and currency losses as of April 30, 2021.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

As of April 30, 2021, the Core Fund had a capital loss carryforward of $1,367,706 of which $331,442 is considered short term and $1,036,264 is considered long term. The capital loss carryforward has no expiration date.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core	$31,922,118	$20,494,396	$(311,704)	$20,182,692
Explorer	99,919,317	23,721,394	(2,176,881)	21,544,513
Select	194,130,747	80,434,397	(1,479,717)	78,954,680

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Core Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	254,509	42,933
Shares received from merger	217,644	208,033
Shares reinvested	213,748	78,308
Shares redeemed	(671,643)	(341,330)
Net increase (decrease)	14,258	(12,056)

Core Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	456,008	229,873
Shares reinvested	135,581	41,794
Shares redeemed	(3,153,618)	(585,757)
Net increase (decrease)	(2,562,029)	(314,090)

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

Explorer Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	3,544,206	2,292,498
Shares reinvested	4,637	1,087
Shares redeemed	(418,103)	(347,242)
Net increase (decrease)	3,130,740	1,946,343

Explorer Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	369,630	196,852
Shares reinvested	7,302	834
Shares redeemed	(574,333)	(59,044)
Net increase (decrease)	(197,401)	138,642

Select Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	5,817,748	554,880
Shares reinvested	89,705	7,410
Shares redeemed	(2,797,763)	(161,928)
Net increase (decrease)	3,109,690	400,362

Select Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	6,617,283	473,185
Shares reinvested	41,487	3,739
Shares redeemed	(1,916,256)	(214,720)
Net increase (decrease)	4,742,514	262,204

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 – FUND REORGANIZATION

As of close of business on August 14, 2020 pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of Applied Finance Dividend Fund were transferred to the Applied Finance Core Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund: Applied Finance Dividend Fund	Institutional Class	Investor Class
Net Assets	$3,030,628	$2,878,638
Shares Outstanding	208,364	207,733
Net Asset Value	$14.54	$13.86
Exchange rate for shares issued	1.04	1.00
Unrealized appreciation/depreciation	$(422,875)	$(296,616)

Acquiring Fund Applied Finance Core Fund	Institutional Class	Investor Class
Net Assets immediately prior to Reorganization	$30,410,131	$9,593,910
Net Assets immediately after to Reorganization	$33,439,740	$12,473,086
Fund Shares Issued in exchange for acquired fund	217,644	208,033

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2021

Assuming the Reorganization had been completed on May 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended April 30, 2021, are as follows:

Applied Finance Core Fund
Net investment income	$326,671
Net realized loss on investments	(1,222,280)
Change in net unrealized appreciation/depreciation on investments	20,813,908
Total decrease in net assets resulting from operations	19,918,299

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Applied Finance Core Fund, Applied Finance Explorer and Applied Finance Select Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of April 30, 2021, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2021, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting World Funds Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Applied Finance Core Fund, Applied Finance Explorer Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
Applied Finance Select Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the periods ended April 30, 2021 and for the period February 1, 2017 (commencement of operations) through April 30, 2017

ANNUAL REPORT

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust
Page Two

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 29, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	17	ETF Opportunities Trust for the seven series of that Trust (registered investment company)
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	17	ETF Opportunities Trust for the seven series of that Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	17

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the seven series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

Advisory Contract Renewal

At a meeting held on February 18, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “AF Advisory Agreement”) between Applied Finance Advisors, LLC (“Applied Finance”) and the Trust with respect to the Applied Finance Core Fund, the Applied Finance Explorer Fund, and the Applied Finance Select Fund (collectively, the “Applied Finance Funds”). Counsel to the Trust (“Counsel”) reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the AF Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the AF Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Applied Finance; (ii) the investment performance of the Applied Finance Funds; (iii) the costs of the services provided and profits realized by Applied Finance from its relationship with the Applied Finance Funds; (iv) the extent to which economies of scale would be realized if the Applied Finance Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Applied Finance Funds’ investors; and (v) Applied Finance’s practices regarding possible conflicts of interest.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Applied Finance Funds, including information presented to the Board in Applied Finance’s presentation earlier in the Meeting, as well as prior presentations by Applied Finance’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Applied Finance Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the AF Advisory Agreement, including: (i) reports regarding the services and support provided to the Applied Finance Funds and their shareholders by Applied Finance; (ii) quarterly assessments of the investment performance of the Applied Finance Funds from Applied Finance; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Applied Finance’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Applied Finance Funds; (v) compliance and audit reports concerning the Applied Finance Funds and Applied Finance; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Applied Finance; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AF Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance, including financial information, a description of personnel and the services provided to the Applied Finance Funds, information on investment advice, performance, summaries of the Applied Finance Funds’ expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Applied Finance Funds; (iii) the anticipated effect of size on the Applied Finance Funds’ performance and expenses; and (iv) benefits realized by Applied Finance from its relationship with the Applied Finance Funds. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the AF Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the AF Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the AF Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance.

In this regard, the Board considered the responsibilities Applied Finance has under the AF Advisory Agreement for each Applied Finance Fund. The Board reviewed the services provided by Applied Finance to the Applied Finance Funds including, without limitation: Applied Finance’s procedures for formulating investment recommendations and assuring compliance with the Applied Finance Funds’ investment objectives and limitations; its coordination of services for the Applied Finance Funds among the Applied Finance Funds’ service providers; and its efforts to promote the Applied Finance Funds, grow assets, and assist in the distribution of Applied Finance Funds’ shares. The Board considered: Applied Finance’s staffing, personnel, and methods of operating; the education and experience of Applied Finance’s personnel; and Applied Finance’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Applied Finance, the Board concluded that the nature, extent, and quality of the services provided by Applied Finance were satisfactory for the Applied Finance Funds.

(2)Investment performance of the Applied Finance Funds and Applied Finance.

In this regard, the Board noted that Applied Finance does not have any clients other than the Applied Finance Funds and has no present plans to expand its business beyond advising investment companies. As such, no performance as to separate accounts comparable to the Applied Finance Funds existed. For the Applied Finance Core Fund, the Board noted that peers were selected by Broadridge from the Morningstar Large Value Category and included funds with average net assets between $25 to $200 million. The Board noted that the Applied Finance Core Fund outperformed its category median, peer group median and its benchmark index for the 1-year period ended December 31, 2020. The Board also noted that the Applied Finance Core Fund’s 3-year, 5-year and 10-year returns ranked in the top quartile of its peer group and category for periods ended December 31, 2020. For the Applied Finance Explorer Fund, the Board noted that its peers were selected from the Morningstar Small Value Category and included funds having average net assets below $100 million. The Board considered that for the 1-year period ended December 31, 2020, the Applied Finance Explorer Fund outperformed its peer group median, category median and its benchmark index. The Board also noted that the Applied Finance Explorer Fund’s 1-year, 3-year and 5-year returns ranked in the top quartile of its peer group and category

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

for periods ended December 31, 2020. For the Applied Finance Select Fund, the Board noted that the peers were selected from the Morningstar Large Value Category and included funds that generally have a more concentrated portfolio (fewer than 100 holdings) and average net assets between $50 million and $400 million. The Board noted that that for the 1-year period ended December 31, 2020, the Applied Finance Select Fund outperformed its peer group median, category median and benchmark index, and that its 3-year returns ranked at the top of its peer group and in the first quartile of its category. Based on the foregoing, the Board concluded that the investment performance information presented for the Applied Finance Funds was satisfactory.

(3)The costs of the services provided and profits realized by Applied Finance from the relationship with the Applied Finance Funds.

In this regard, the Board considered Applied Finance’s staffing, personnel, and methods of operating; the financial condition of Applied Finance and the level of commitment to the Applied Finance Funds by Applied Finance and its principals; the current and expected asset levels of the Applied Finance Funds; the overall expenses of the Applied Finance Funds; and the nature and frequency of advisory fee payments. The Board noted that information was provided demonstrating that the Applied Finance Funds are profitable to Applied Finance. The Board considered the fees and expenses of each of the Applied Finance Funds (including the management fee) relative to each Applied Finance Fund’s peer group. The Board noted that while the Applied Finance Core Fund’s net expenses and gross management fee are higher than its peer group and category medians, the Applied Finance Core Fund’s management fee net of contractual fee waivers by Applied Finance is less than the medians of both its peer group and category. The Trustees considered that for the Applied Finance Explorer Fund, net expenses are lower than its peer group and category medians, but that the Applied Finance Explorer Fund’s gross management fee is higher than its peer group and category medians. With regard to the Applied Finance Select Fund, the Board noted that the Applied Finance Select Fund’s net expenses are lower than its peer group median and equal to its category median, and that the Applied Finance Select Fund’s gross management fee is higher than both its category and peer group medians. The Board noted that for each Applied Finance Fund, Applied Finance has entered into an expense limitation agreement. The Trustees also considered the overall quality of services provided to the Applied Finance Funds considering the fees and their relative comparisons and determined that those fees could have been negotiated at arms-length in light of the surroundings circumstances. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Applied Finance by each of the Applied Finance Funds were fair and reasonable.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(4)The extent to which economies of scale would be realized as the Applied Finance Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance Funds’ investors.

In this regard, the Board considered the Applied Finance Funds’ fee arrangements with Applied Finance, including the expense limitation arrangements in place. The Board determined that although the management fee would stay the same as asset levels increased, the shareholders of the Applied Finance Funds would benefit from the expense limitation arrangement for each of the Applied Finance Funds. The Trustees also noted that the Applied Finance Funds would benefit from economies of scale under their agreements with service providers other than Applied Finance. The Board again noted Applied Finance does not currently manage any other accounts. Following further discussion of the Applied Finance Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Applied Finance Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Applied Finance Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Applied Finance.

In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Applied Finance Funds; the fact that Applied Finance does not utilize soft dollars; the basis of decisions to buy or sell securities for the Applied Finance Funds; and the substance and administration of Applied Finance’s code of ethics. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it expected to begin managing a newly-formed exchange-traded fund (“ETF”) in 2021. The Board considered Applied Finance’s representations, and acknowledged, that the investment in the newly-formed ETF would not be duplicative of the services to be rendered to the Applied Finance Funds. The Board considered Applied Finance’s management of conflicts of interest that could arise in light of the activities of those affiliates and Applied Finance’s assertion that it does not expect benefits other than receipt of advisory fees or detriments to managing the Applied Finance Funds. Based on the foregoing, the Board determined that Applied Finance’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the AF Advisory

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the AF Advisory Agreement was approved for a one-year term.

Fund’s Liquidity Risk Management Program (unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Adviser as the Fund’s Liquidity Risk Management Administrator. The Adviser has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on February 18, 2021. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for open-end funds; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares for Core Fund, Explorer Fund, and Select Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2020 and held for the six months ended April 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/21
Core Fund
Institutional Class Actual	$1,000.00	$1,378.82	1.02%	$6.02
Institutional Class Hypothetical**	$1,000.00	$1,019.90	1.02%	$5.11
Investor Class Actual	$1,000.00	$1,377.39	1.20%	$7.07
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Explorer Fund
Institutional Class Actual	$1,000.00	$1,539.88	0.85%	$5.35
Institutional Class Hypothetical**	$1,000.00	$1,020.75	0.85%	$4.26
Investor Class Actual	$1,000.00	$1,539.91	1.10%	$6.93
Investor Class Hypothetical**	$1,000.00	$1,019.50	1.10%	$5.51
Select Fund
Institutional Class Actual	$1,000.00	$1,380.29	0.75%	$4.43
Institutional Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$3.76
Investor Class Actual	$1,000.00	$1,379.27	1.00%	$5.90
Investor Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.01

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Important Disclosure Statements

The Funds’ prospectus contains important information about each Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in a Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Stated performance in the Funds was achieved at some or all points during the period by the Advisor, the investment advisor to the Fund. The Adviser waived or reimbursed part of each Fund’s total expenses. Had the Adviser not waived or reimbursed expenses of the Funds, each Fund’s performance would have been lower.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2021 and are subject to change at any time.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

PractusTM LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $51,000 for 2021 and $66,500 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for 2021 and $10,500 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2021 and $0 for 2020.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Applied Finance Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 1, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 1, 2021

* Print the name and title of each signing officer under his or her signature.